Inventory	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventory	5 Inventory
	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$
Finished goods	867,446	855,211	631,059